CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DEFICIT) - JPY (¥) ¥ in Thousands	Common Shares	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total
Balance, beginning (in shares) at Mar. 31, 2020	20,004,000
Balance, beginning at Mar. 31, 2020	¥ 136,636	¥ 129,270	¥ (389,030)		¥ (123,124)
Receipts from related parties		6,129			6,129
Share-based compensation		201,900			201,900
Foreign currency translation adjustments, net of tax				¥ (243)	(243)
Net Income (Loss)			(25,798)		(25,798)
Total comprehensive income (loss) for the fiscal year			(25,798)	(243)	(26,041)
Balance, ending (in shares) at Mar. 31, 2021	20,004,000
Balance, ending at Mar. 31, 2021	¥ 136,636	337,299	(414,828)	(243)	58,864
Foreign currency translation adjustments, net of tax				(1,285)	(1,285)
Net Income (Loss)			(97,080)		(97,080)
Total comprehensive income (loss) for the fiscal year			(97,080)	(1,285)	¥ (98,365)
Balance, ending (in shares) at Mar. 31, 2022	20,004,000				20,004,000
Balance, ending at Mar. 31, 2022	¥ 136,636	337,299	(511,908)	(1,528)	¥ (39,501)
Foreign currency translation adjustments, net of tax				2,216	2,216
Net Income (Loss)			41,303		41,303
Total comprehensive income (loss) for the fiscal year			41,303	2,216	¥ 43,519
Balance, ending (in shares) at Mar. 31, 2023	20,004,000				20,004,000
Balance, ending at Mar. 31, 2023	¥ 136,636	¥ 337,299	¥ (470,605)	¥ 688	¥ 4,018